EARNINGS PER SHARE (EPS) (Tables)	6 Months Ended
Dec. 31, 2021
EARNINGS PER SHARE (EPS)
Schedule of earnings per share

	Three -month period ended		Six -month period ended
	12/31/2021	12/31/2020	12/31/2021	12/31/2020
Numerator
Profit (loss) for the period (basic EPS)	3,427,093	648,193	4,301,230	(6,323,365)
Profit (loss) for the period (diluted EPS)	3,427,093	648,193	4,301,230	(6,323,365)
Denominator
Weighted average number of shares (basic EPS)	41,104,331	38,016,601	41,104,331	38,016,601
Weighted average number of shares (diluted EPS)	42,403,196	39,038,280	42,403,196	38,016,601

Basic profit (loss) attributable to ordinary equity holders of the parent	0.0834	0.0171	0.1046	(0.1663)
Diluted profit (loss) attributable to ordinary equity holders of the parent	0.0808	0.0166	0.1014	(0.1663)